Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment, gross	$ 8,669,218	$ 4,764,966
Less: accumulated depreciation	1,576,183	504,364
Property, plant and equipment, net	7,093,035	4,260,602
Building [Member]
Property, plant and equipment, gross	1,488,396	1,488,396
Computer equipment [Member]
Property, plant and equipment, gross	76,365	64,911
Furniture, fixture, and office and medical equipment [Member]
Property, plant and equipment, gross	271,009	262,819
Leasehold improvements [Member]
Property, plant and equipment, gross	665,546	664,713
Laboratory equipment [Member]
Property, plant and equipment, gross	4,029,640	2,045,034
Motor vehicle [Member]
Property, plant and equipment, gross	239,093	239,093
Assets in construction [Member]
Property, plant and equipment, gross	$ 1,899,169